Condensed unaudited quarterly financial information (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended																				12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013		Sep. 30, 2013		Jun. 30, 2013		Mar. 31, 2013		Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Underwriting income
Gross premiums written	$ 336,647	$ 358,974	$ 655,674	$ 1,011,991	$ 237,273		$ 356,760		$ 702,313		$ 1,104,760		$ 311,847		$ 390,215		$ 627,089		$ 837,289		$ 2,363,286		$ 2,401,106		$ 2,166,440
Reinsurance premiums ceded	(33,623)	(30,137)	(50,565)	(194,908)	(24,558)		(39,415)		(121,396)		(187,216)		(35,659)		(45,743)		(119,052)		(107,052)		(309,233)		(372,585)		(307,506)
Net premiums written	303,024	328,837	605,109	817,083	212,715		317,345		580,917		917,544		276,188		344,472		508,037		730,237		2,054,053		2,028,521		1,858,934
Change in unearned premiums	255,724	165,859	(139,106)	(334,126)	279,523		213,943		(33,459)		(386,483)		223,098		130,632		(60,410)		(279,038)		(51,649)		73,524		14,282
Net premiums earned	558,748	494,696	466,003	482,957	492,238		531,288		547,458		531,061		499,286		475,104		447,627		451,199		2,002,404		2,102,045		1,873,216
Underwriting deductions
Losses and loss expenses	226,508	224,125	158,745	162,671	206,152		177,965		265,044		144,771		458,310		155,455		153,692		231,989		772,049	[1]	793,932	[1]	999,446	[1]
Policy acquisition costs	89,550	86,404	78,953	85,649	84,647		94,900		87,152		93,611		81,814		98,623		76,129		78,132		340,556		360,310		334,698
General and administrative expenses	98,186	83,319	73,842	74,445	82,930		81,089		70,967		80,279		65,095		70,547		61,635		66,375		329,792		315,265		263,652
Share compensation expenses	8,821	8,764	8,341	7,147	8,147		10,527		6,638		2,318		7,126		7,345		6,800		5,438		33,073		27,630		26,709
Total underwriting deductions	423,065	402,612	319,881	329,912	381,876		364,481		429,801		320,979		612,345		331,970		298,256		381,934		1,475,470		1,497,137		1,624,505
Underwriting income (loss)	135,683	92,084	146,122	153,045	110,362		166,807		117,657		210,082		(113,059)		143,134		149,371		69,265		526,934		604,908		248,711
Net investment income	30,167	25,261	21,286	23,362	24,204		20,009		26,210		25,649		28,802		25,489		25,885		27,760		100,076		96,072		107,936
Other insurance related income	5,524	3,610	4,811	8,037	7,743		943		5,512		4,922		144		7,324		6,606		8,237		21,982		19,120		22,311
Finance expenses	(16,474)	(15,354)	(16,126)	(15,900)	(16,925)		(15,317)		(17,566)		(14,369)		(14,510)		(9,362)		(13,706)		(16,279)		(63,854)		(64,177)		(53,857)
Operating income before taxes, (income) from operating affiliates and (income) loss attributable to operating affiliate investors	154,900	105,601	156,093	168,544	125,384		172,442		131,813		226,284		(98,623)		166,585		168,156		88,983		585,138		655,923		325,101
Tax benefit (expense)	243	953	(1,391)	40	(603)		(5)		(93)		318		(615)		(1,343)		(404)		(139)		(155)		(383)		(2,501)
Income from operating affiliates	4,143	3,761	4,892	4,927	5,510		1,463		3,793		3,523		(614)		6,235		3,592		3,367		17,723		14,289		12,580
(Income) attributable to operating affiliate investors	(26,566)	(25,807)	(25,316)	(31,710)	(26,607)	[2]	(11,815)	[2]	(20,264)	[2]	(10,077)	[2]									(109,399)		(68,763)		0
Net operating income (loss)	132,720	84,508	134,278	141,801	103,684		162,085		115,249		220,048		(99,852)		171,477		171,344		92,211		493,307		601,066		335,180
Gain on bargain purchase, net of expenses													21,485	[3]	(3,784)	[3]	0	[3]	0	[3]	0		0		17,701	[3]
Net realized gains on investments	6,902	4,595	7,858	3,740	4,448		(6,320)		3,409		1,721		(4,516)		9,063		6,154		7,532		23,095		3,258		18,233
Net unrealized (losses) on investments	(74,119)	(84,974)	45,427	55,693	20,137		69,967		(141,348)		(7,237)		(35,857)		86,345		(53,574)		20,671		(57,973)	[4]	(58,481)	[4]	17,585	[4]
Income (loss) from investment affiliate	530	1,754	779	5,348	516		1,044		1,753		1,477		(406)		(160)		(398)		0		8,411		4,790		(964)
Foreign exchange (losses) gains	4,131	(11,441)	3,158	(6,478)	(2,230)		6,036		(8,223)		6,922		1,181		1,103		(652)		3,166		(10,630)		2,505		4,798
Other income (loss)	(770)	(7,690)	424	5,793	(3,697)		(3,749)		(1,094)		(2,237)		43		0		(612)		654		(2,243)		(10,777)		85
Transaction expenses	(4,695)	(149)	(3,252)	0																	(8,096)	[5]	0		0
Net income (loss)	64,699	(13,397)	188,672	205,897	122,858		229,063		(30,254)		220,694		(117,922)		264,044		122,262		124,234		445,871		542,361		392,618
Net loss (income) attributable to noncontrolling interest	61,209	53,069	(35,305)	(43,509)	(27,526)		(45,694)		60,976		2,549		27,206		(56,746)		45,360		0		35,464		(9,695)		15,820
Net income (loss) available (attributable) to Validus	$ 125,908	$ 39,672	$ 153,367	$ 162,388	$ 95,332		$ 183,369		$ 30,722		$ 223,243		$ (90,716)		$ 207,298		$ 167,622		$ 124,234		$ 481,335		$ 532,666		$ 408,438
Earnings per share
Basic (shares)	86,421,127	90,593,329	90,952,523	93,451,999	98,454,907		99,834,563		103,133,188		107,386,438		97,688,338		93,368,775		98,254,186		99,425,140		90,354,745		102,202,274		97,184,110
Diluted (shares)	90,948,156	91,939,610	95,276,836	97,799,519	102,928,482		103,613,766		104,734,643		110,052,999		97,688,338		98,236,490		103,667,967		105,096,090		94,690,271		103,970,289		102,384,923
Basic earnings per share available to common shareholders	$ 1.44	$ 0.42	$ 1.67	$ 1.72	$ 0.95		$ 1.82		$ 0.28		$ 1.94		$ (0.94)		$ 2.20		$ 1.69		$ 1.23		$ 5.26		$ 5.02		$ 4.13
Earnings per diluted share available to common shareholders	$ 1.38	$ 0.41	$ 1.61	$ 1.66	$ 0.93		$ 1.77		$ 0.28		$ 1.90		$ (0.94)		$ 2.11		$ 1.62		$ 1.18		$ 5.08		$ 4.94		$ 3.99
Selected ratios:
Losses and loss expenses	40.50%	45.30%	34.10%	33.70%	41.90%		33.50%		48.40%		27.30%		91.80%		32.70%		34.30%		51.40%		38.60%	[6]	37.80%	[6]	53.40%	[6]
Expense ratio	35.20%	36.10%	34.50%	34.60%	35.70%		35.10%		30.10%		33.20%		30.90%		37.20%		32.30%		33.20%		35.10%	[6]	33.40%	[6]	33.40%	[6]
Combined ratio	75.70%	81.40%	68.60%	68.30%	77.60%		68.60%		78.50%		60.50%		122.70%		69.90%		66.60%		84.60%		73.70%	[6]	71.20%	[6]	86.80%	[6]

[1]	Upon closing the acquisition of Western World, an adjustment of $15,586 was made to increase net reserves to reflect fair value. This adjustment was amortized to income through a reduction in losses and loss expenses of $4,607 during the year ended December 31, 2014. The remaining fair value adjustment will be amortized in 2015.
[2]	This amount had been shown within finance expenses for each of the three months ended March 31, June 30 and September 30, 2013.
[3]	The gain on bargain purchase, net of expenses, arose from the acquisition of Flagstone Reinsurance Holdings S.A. on November 30, 2012 and is net of transaction related expenses which included legal, financial advisory, audit related services and termination expenses.
[4]	Includes change in net unrealized gains (losses) and realized gains on investments held by PaCRe in which the Company has an equity interest of 10%. The remaining 90% interest is held by third party investors and is included in the Consolidated Statements of Comprehensive Income as net loss (income) attributable to noncontrolling interest.
[5]	The transaction expenses relate to costs incurred in connection with the acquisition of Western World, which was completed on October 2, 2014. Transaction expenses are primarily comprised of legal, financial advisory and audit related services.
[6]	Ratios are based on net premiums earned.